State Street Institutional Treasury Plus Money Market Fund Annual Fund Operating Expenses - Institutional Administration Investment Investor Premier Opportunity [Member] - State Street Institutional Treasury Plus Money Market Fund
Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.14%
Administration Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.36%
Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.46%
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.19%
Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.11%
Opportunity Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.14%